UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number       811-6474

Dreyfus Growth and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)        (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:     10/31

Date of reporting period:   04/30/14

FORM N-CSR

Item 1.       Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
17	Notes to Financial Statements
25	Information About the Renewal of
the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus
Growth and Income Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Growth and Income Fund, Inc., covering the six-month period from November 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The final two months of 2013 witnessed a firming U.S. labor market, further improvements in housing data, and generally strong corporate earnings growth, but U.S. GDP growth over the opening months of 2014 generally stalled due to harsh winter weather, the expiration of extended unemployment benefits, and the deceleration of inventory accumulation by businesses.Although stocks encountered volatility under these mixed conditions, investors largely appeared to shrug off recent economic shortfalls as some broad measures of U.S. stock market performance either achieved or approached new all-time highs on the reporting period’s final day.

We believe that the economic recovery’s pause over the winter of 2014 will prove temporary, and we currently expect to see accelerating growth over the next few years as past financial stresses continue to fade and fiscal drags abate in the public sector. However, stock valuations have generally risen after the sustained market rally, and in our judgment, selectivity is likely to be key to successful equity investing in the months ahead. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through April 30, 2014, as provided by John Bailer and Elizabeth Slover, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2014, Dreyfus Growth and Income Fund produced a total return of 7.04%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”), produced a total return of 8.35% for the same period.2

U.S. stocks rallied during the reporting period buoyed by expectations of continued domestic and global economic growth.While the fund participated significantly in the market’s gains, mildly disappointing results in the information technology and industrials sectors caused its return to lag the benchmark.

The Fund’s Investment Approach

The fund seeks long-term capital growth, current income, and growth of income consistent with reasonable investment risk by normally investing primarily in stocks of domestic and foreign issuers.We choose stocks through a disciplined investment process that combines computer modeling techniques, bottom-up fundamental analysis, and risk management.The fund’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics similar to those of the S&P 500 Index. In selecting securities, we seek companies that possess some or all of the following characteristics: growth of earnings potential; operating margin improvement; revenue growth prospects; business improvement; good business fundamentals; dividend yield consistent with the fund’s strategy pertaining to income, value, or how a stock is priced relative to its perceived intrinsic worth; and healthy financial profile, which measures the financial well-being of the company.

Market Volatility Limited Gains

Stocks continued to rally over the final months of 2013, driven by encouraging economic data showing an accelerating U.S. economic recovery and improving conditions in Europe. Fast growing companies that tend to be more sensitive to

The Fund   3

DISCUSSION OF FUND PERFORMANCE (continued)

economic conditions led the market’s climb at the time. However, economic growth slowed at the beginning of 2014 due to severe winter weather in the United States, and economic slowdowns seemed to intensify in the emerging markets. Consequently, stocks gave back some of their gains in late January and early February 2014.

U.S. economic sentiment growth soon rebounded in response to falling unemployment rates and increasing levels of manufacturing activity. However, heightened geopolitical tensions in Ukraine worried investors, as did additional signs of disappointing growth in key emerging markets. Although U.S. stocks reached new record levels in March, the market’s advance was led by more defensive, value-oriented issues, a change in market leadership that persisted through the remainder of the reporting period.

Gains Limited by the Shift Toward Value

While the fund shared in much of the equity market’s rise during the reporting period, its relative performance was hurt by the mid-period shift in favor of value-oriented stocks. The fund’s weakest relative performance occurred in the information technology sector. Although some technology holdings, such as Facebook, fared well, other fast-growing companies, such as LinkedIn, lagged during the market’s value-led rebound. In addition, the fund did not own some of the better performing stocks in the industrials sector, particularly in the aerospace and defense industries. Holdings such as industrial products manufacturer Precision Castparts and building products company Owens Corning produced smaller gains than the benchmark’s industrials component.

The fund generated stronger relative performance in the basic materials sector. Construction materials supplier Martin Marietta Materials gained favor with investors when its acquisition of Texas Industries expanded the company’s exposure to the domestic energy boom. Vulcan Materials, another strong performer in the sector, reported better-than-expected quarterly earnings and revenues.Among financial stocks, the fund also enhanced returns by adding exposure to attractively valued companies that appeared poised to benefit from improving economic fundamentals and rising interest rates. Notably strong performers included capital markets firms, such as

Ameriprise Financial and TD Ameritrade Holding; and banking institutions, such as JPMorgan Chase and Comerica Incorporated.The fund also added value by trimming its exposure to the consumer discretionary, industrials, and information technology sectors after these groups rallied over the first half of the reporting period.

Positioned for Further U.S. Growth

Geopolitical developments in Ukraine and the past winter’s chilling effects on U.S. economic growth have increased investor uncertainties and sparked heightened volatility in equity markets. Nevertheless, recent employment reports, manufacturing data, and other key indicators suggest that the U.S. economic recovery remains on track.With much of Europe at an earlier stage in the recovery process and with leading emerging economies continuing to struggle, the United States seems likely to remain the leading driver of domestic and global growth for the foreseeable future.

As of the reporting period’s end, the fund held overweighted exposure to the financials, information technology and consumer discretionary sectors. During the reporting period, we increased exposure to consumer staples and financial companies. In contrast, we reduced the fund’s consumer discretionary, information technology, and industrials exposure after these sectors rallied.The fund held relatively little exposure to the utilities and telecommunications services sectors, where we see few near-term catalysts for growth.

May 15, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. – Reflects the reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund   5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Growth and Income Fund, Inc. from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

Expenses paid per $1,000†	$4.83
Ending value (after expenses)	$1,070.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

Expenses paid per $1,000†	$4.71
Ending value (after expenses)	$1,020.13

† Expenses are equal to the fund’s annualized expense ratio of .94%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2014 (Unaudited)

Common Stocks—99.1%	Shares		Value ($)
Automobiles & Components—1.5%
Delphi Automotive	84,190		5,627,260
General Motors	138,890		4,788,927
Johnson Controls	45,030		2,032,654
			12,448,841
Banks—8.1%
Bank of America	676,340		10,239,787
Citigroup	67,020		3,210,928
Comerica	78,580		3,790,699
Fifth Third Bancorp	235,180		4,847,060
JPMorgan Chase & Co.	333,135		18,648,897
PNC Financial Services Group	80,340		6,751,774
U.S. Bancorp	175,580		7,160,152
Wells Fargo & Co.	282,850		14,040,674
			68,689,971
Capital Goods—7.6%
Cummins	100,030		15,089,525
Danaher	72,400		5,312,712
Eaton	50,290		3,653,066
Fluor	74,130		5,611,641
General Electric	162,110		4,359,138
Honeywell International	157,150		14,599,235
Owens Corning	95,130		3,886,061
PACCAR	59,350		3,797,213
Precision Castparts	30,320		7,673,689
			63,982,280
Commercial & Professional Services—.8%
Tyco International	164,630		6,733,367
Consumer Durables & Apparel—2.4%
Michael Kors Holdings	51,760	[a]	4,720,512
NIKE, Cl. B	72,970		5,323,162
PVH	50,900		6,391,513
Under Armour, Cl. A	69,750	[a]	3,410,078
			19,845,265

The Fund   7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services—2.0%
Carnival	138,010		5,425,173
Las Vegas Sands	68,730		5,438,605
Starbucks	80,390		5,677,142
			16,540,920
Diversified Financials—8.5%
American Express	69,570		6,082,505
Ameriprise Financial	88,720		9,903,814
Berkshire Hathaway, Cl. B	117,560	[a]	15,147,605
BlackRock	15,410		4,638,410
Discover Financial Services	57,710		3,225,988
Goldman Sachs Group	55,523		8,873,686
IntercontinentalExchange Group	22,980		4,698,031
Invesco	89,480		3,150,591
Morgan Stanley	172,280		5,328,620
Santander Consumer USA Holdings	102,540		2,331,760
TD Ameritrade Holding	129,150		4,119,885
Voya Financial	116,850		4,135,322
			71,636,217
Energy—8.8%
EOG Resources	67,770		6,641,460
Exxon Mobil	206,720		21,170,195
Halliburton	53,950		3,402,627
Occidental Petroleum	197,410		18,902,008
Phillips 66	52,570		4,374,875
Schlumberger	182,510		18,533,891
Valero Energy	24,740		1,414,386
			74,439,442
Food & Staples Retailing—2.7%
Costco Wholesale	49,910		5,773,589
CVS Caremark	165,730		12,051,886
Whole Foods Market	102,950		5,116,615
			22,942,090
Food, Beverage & Tobacco—6.4%
Archer-Daniels-Midland	132,180		5,780,230
Coca-Cola Enterprises	158,700		7,211,328

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco (continued)
Mondelez International, Cl. A	106,110		3,782,822
PepsiCo	223,438		19,191,090
Philip Morris International	215,290		18,392,225
			54,357,695
Health Care Equipment & Services—3.7%
Cardinal Health	126,880		8,819,429
Endo International	16,600	[a]	1,044,887
McKesson	63,190		10,691,116
UnitedHealth Group	142,030		10,657,931
			31,213,363
Household & Personal Products—.5%
Colgate-Palmolive	67,070		4,513,811
Insurance—2.1%
Allstate	54,410		3,098,650
American International Group	71,590		3,803,577
Hartford Financial Services Group	96,620		3,465,759
MetLife	143,440		7,509,083
			17,877,069
Materials—3.9%
Dow Chemical	108,320		5,405,168
Eastman Chemical	57,360		5,000,071
Martin Marietta Materials	93,990	[b]	11,685,777
Praxair	59,210		7,729,866
Vulcan Materials	41,840		2,699,935
			32,520,817
Media—5.3%
AMC Networks, Cl. A	30,160	[a]	1,980,607
Comcast, Cl. A	165,470		8,564,727
Omnicom Group	27,270		1,845,633
Regal Entertainment Group, Cl. A	103,030	[b]	1,936,964
Time Warner	37,969		2,523,420
Twenty-First Century Fox, Cl. A	241,950		7,747,239
Viacom, Cl. B	102,540		8,713,849
Walt Disney	143,390		11,376,563
			44,689,002

The Fund   9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences—8.9%
AbbVie	91,520		4,766,362
Alexion Pharmaceuticals	23,350	[a]	3,693,970
Amgen	90,040		10,061,970
Biogen Idec	21,130	[a]	6,066,846
Bristol-Myers Squibb	120,600		6,040,854
Forest Laboratories	45,980	[a]	4,226,022
Gilead Sciences	118,340	[a]	9,288,507
Illumina	27,480	[a]	3,733,158
Merck & Co.	148,430		8,692,061
Mylan	60,180	[a]	3,055,940
Perrigo Company	24,540		3,554,864
Pfizer	225,810		7,063,337
Regeneron Pharmaceuticals	9,390	[a]	2,787,796
Vertex Pharmaceuticals	28,490	[a]	1,928,773
			74,960,460
Retailing—3.5%
Amazon.com	18,530	[a]	5,635,529
Dollar General	51,260	[a]	2,893,114
Home Depot	94,130		7,484,276
Kohl’s	61,800		3,386,022
Macy’s	32,490		1,865,901
Priceline Group	4,700	[a]	5,441,425
Urban Outfitters	92,080	[a]	3,283,112
			29,989,379
Semiconductors & Semiconductor
Equipment—2.7%
Applied Materials	243,850		4,647,781
Texas Instruments	184,860		8,401,887
Xilinx	211,630		9,986,820
			23,036,488
Software & Services—10.2%
Accenture, Cl. A	154,680		12,408,430
Adobe Systems	58,880	[a]	3,632,307
Cognizant Technology Solutions, Cl. A	99,980	[a]	4,789,542
Facebook, Cl. A	113,170	[a]	6,765,303

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Google, Cl. A	15,720	[a]	8,408,314
Google, Cl. C	15,720	[a]	8,279,095
Intuit	80,170		6,072,878
Microsoft	534,120		21,578,448
salesforce.com	91,640	[a]	4,733,206
ServiceNow	17,230	[a]	856,676
Visa, Cl. A	40,690		8,244,201
			85,768,400
Technology Hardware & Equipment—7.0%
Apple	39,330		23,208,240
Cisco Systems	476,820		11,019,310
EMC	411,630		10,620,054
Hewlett-Packard	85,680		2,832,580
Juniper Networks	225,070	[a]	5,556,978
SanDisk	33,700		2,863,489
Western Digital	35,090		3,092,482
			59,193,133
Telecommunication Services—.6%
Windstream Holdings	559,639	[b]	5,075,926
Transportation—.9%
Delta Air Lines	99,900		3,679,317
FedEx	28,880		3,934,900
			7,614,217
Utilities—1.0%
NextEra Energy	30,880		3,083,367
NRG Energy	95,840		3,135,885
NRG Yield, Cl. A	49,985	[b]	2,141,357
			8,360,609
Total Common Stocks
(cost $657,065,747)			836,428,762

Other Investment—.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,496,604)	7,496,604	[c]	7,496,604

The Fund   11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—2.3%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $19,204,394)			19,204,394	[c]	19,204,394

Total Investments (cost $683,766,745)			102.3%		863,129,760

Liabilities, Less Cash and Receivables			(2.3%)		(19,088,816)

Net Assets			100.0%		844,040,944

a	Non-income producing security.
b					Security, or portion thereof, on loan.At April 30, 2014, the value of the fund’s securities on loan was $18,782,601 and the value of the collateral held by the fund was $19,204,394.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)					Value (%)
Software & Services		10.2	Food & Staples Retailing		2.7
Pharmaceuticals,			Semiconductors &
Biotech & Life Sciences		8.9	Semiconductor Equipment		2.7
Energy		8.8	Consumer Durables & Apparel		2.4
Diversified Financials		8.5	Insurance		2.1
Banks		8.1	Consumer Services		2.0
Capital Goods		7.6	Automobiles & Components		1.5
Technology Hardware & Equipment		7.0	Utilities		1.0
Food, Beverage & Tobacco		6.4	Transportation		.9
Media		5.3	Commercial & Professional Services		.8
Materials		3.9	Telecommunication Services		.6
Health Care Equipment & Services		3.7	Household & Personal Products		.5
Retailing		3.5
Money Market Investments		3.2			102.3

†	Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $18,782,601)—Note 1(b):
Unaffiliated issuers	657,065,747	836,428,762
Affiliated issuers	26,700,998	26,700,998
Cash		1,147,229
Receivable for investment securities sold		29,938,930
Receivable for shares of Common Stock subscribed		1,070,002
Dividends and securities lending income receivable		553,955
Prepaid expenses		25,125
		895,865,001
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		645,846
Payable for investment securities purchased		31,798,783
Liability for securities on loan—Note 1(b)		19,204,394
Payable for shares of Common Stock redeemed		86,971
Accrued expenses		88,063
		51,824,057
Net Assets ($)		844,040,944
Composition of Net Assets ($):
Paid-in capital		609,770,310
Accumulated undistributed investment income—net		141,851
Accumulated net realized gain (loss) on investments		54,765,768
Accumulated net unrealized appreciation
(depreciation) on investments		179,363,015
Net Assets ($)		844,040,944
Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		40,721,273
Net Asset Value, offering and redemption price per share ($)		20.73

See notes to financial statements.

The Fund   13

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	6,584,205
Affiliated issuers	1,961
Income from securities lending—Note 1(b)	74,571
Total Income	6,660,737
Expenses:
Management fee—Note 3(a)	3,061,943
Shareholder servicing costs—Note 3(b)	594,507
Professional fees	45,008
Custodian fees—Note 3(b)	36,993
Directors’ fees and expenses—Note 3(c)	31,328
Registration fees	23,355
Prospectus and shareholders’ reports	10,521
Loan commitment fees—Note 2	3,224
Miscellaneous	13,233
Total Expenses	3,820,112
Less—reduction in fees due to earnings credits—Note 3(b)	(950)
Net Expenses	3,819,162
Investment Income—Net	2,841,575
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	55,766,719
Net unrealized appreciation (depreciation) on investments	(4,167,877)
Net Realized and Unrealized Gain (Loss) on Investments	51,598,842
Net Increase in Net Assets Resulting from Operations	54,440,417

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
Operations ($):
Investment income—net	2,841,575	6,674,908
Net realized gain (loss) on investments	55,766,719	43,803,635
Net unrealized appreciation
(depreciation) on investments	(4,167,877)	128,454,926
Net Increase (Decrease) in Net Assets
Resulting from Operations	54,440,417	178,933,469
Dividends to Shareholders from ($):
Investment income—net	(2,954,326)	(6,643,759)
Net realized gain on investments	(24,394,783)	—
Total Dividends	(27,349,109)	(6,643,759)
Capital Stock Transactions ($):
Net proceeds from shares sold	62,537,586	161,212,919
Dividends reinvested	26,236,860	6,299,770
Cost of shares redeemed	(52,414,919)	(81,838,381)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	36,359,527	85,674,308
Total Increase (Decrease) in Net Assets	63,450,835	257,964,018
Net Assets ($):
Beginning of Period	780,590,109	522,626,091
End of Period	844,040,944	780,590,109
Undistributed investment income—net	141,851	254,602
Capital Share Transactions (Shares):
Shares sold	3,029,178	9,068,464
Shares issued for dividends reinvested	1,327,234	369,264
Shares redeemed	(2,545,788)	(4,579,473)
Net Increase (Decrease) in Shares Outstanding	1,810,624	4,858,255
See notes to financial statements.

The Fund   15

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.

Total return shows how much your investment in the fund would have increased

(or decreased) during each period, assuming you had reinvested all dividends and

distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2014				Year Ended October 31,
	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	20.06		15.35	13.72	13.19	11.25	10.15
Investment Operations:
Investment income—net[a]	.07		.18	.16	.16	.11	.12
Net realized and unrealized
gain (loss) on investments	1.31		4.71	1.63	.53	1.93	1.11
Total from Investment Operations	1.38		4.89	1.79	.69	2.04	1.23
Distributions:
Dividends from
investment income—net	(.08)		(.18)	(.16)	(.16)	(.10)	(.13)
Dividends from net realized
gain on investments	(.63)		—	—	—	—	—
Total Distributions	(.71)		(.18)	(.16)	(.16)	(.10)	(.13)
Net asset value, end of period	20.73		20.06	15.35	13.72	13.19	11.25
Total Return (%)	7.04	[b]	32.11	13.11	5.23	18.24	12.42
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.94	[c]	.97	1.05	1.03	1.05	1.11
Ratio of net expenses
to average net assets	.94	[c]	.97	1.05	1.03	1.05	1.05
Ratio of net investment income
to average net assets	.70	[c]	1.03	1.08	1.14	.87	1.25
Portfolio Turnover Rate	30.34	[b]	47.77	51.17	88.42	86.92	114.75
Net Assets, end of period
($ x 1,000)	844,041		780,590	522,626	502,238	536,094	472,865

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Growth and Income Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek long-term capital growth, current income and growth of income consistent with reasonable investment risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unad-

The Fund   17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

justed quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The Fund   19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund's investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	831,708,250	—	—	831,708,250
Equity Securities—
Foreign
Common Stocks†	4,720,512	—	—	4,720,512
Mutual Funds	26,700,998	—	—	26,700,998

† See Statement of Investments for additional detailed categorizations.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended April 30, 2014,The Bank of New York Mellon earned $22,226 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2014 were as follows:

Affiliated
Investment	Value				Value	Net
Company	10/31/2013	($)	Purchases ($)	Sales ($)	4/30/2014($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	6,227,482		68,296,309	67,027,187	7,496,604.9
Dreyfus
Institutional
Cash
Advantage
Fund	14,913,433		34,908,115	30,617,154	19,204,394	2.3
Total	21,140,915		103,204,424	97,644,341	26,700,998	3.2

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund   21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2013 was as follows: ordinary income $6,643,759. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2014, the fund was charged $353,976 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2014, the fund was charged $115,127 for transfer agency services and $10,360 for cash management services.These fees are included in Shareholder servicing costs

The Fund   23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in the Statement of Operations. Cash management fees were partially offset by earnings credits of $950.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2014, the fund was charged $36,993 pursuant to the custody agreement.

During the period ended April 30, 2014, the fund was charged $4,598 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $517,333, Shareholder Services Plan fees $52,000, custodian fees $20,423, Chief Compliance Officer fees $736 and transfer agency fees $55,354.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2014, amounted to $259,339,114 and $247,785,867, respectively.

At April 30, 2014, accumulated net unrealized appreciation on investments was $179,363,015, consisting of $183,203,902 gross unrealized appreciation and $3,840,887 gross unrealized depreciation.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The

The Fund   25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods and ranked in the first quartile of the Performance Group and Performance Universe in four of the six periods (highest in the Performance Group in the one-year period). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was above the

Expense Group and the Expense Universe medians and the fund’s total expenses were below the Expense Group and the Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided

The Fund   27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund   29

For More Information

Dreyfus
Growth and Income Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol: DGRIX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2014 MBSC Securities Corporation

0010SA0414

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and         Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

                                                                        By:       /s/Bradley J. Skapyak

                                                                                    Bradley J. Skapyak,

                                                                                    President

                                                                        Date:    June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                                                        By:       /s/Bradley J. Skapyak

                                                                                    Bradley J. Skapyak,

                                                                                    President

                                                                                    Date:June 25, 2014

                                                                        By:       /s/James Windels

                                                                                    James Windels,

                                                                                    Treasurer

                                                                        Date:    June 25, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)